DEBT	12 Months Ended
Dec. 31, 2023
DEBT
DEBT
NOTE 4 – DEBT

Notes Payable

On May 29, 2020, Loyal received a $20,400 Economic Injury Disaster Loan through the Small Business Administration. The note bears interest at 3.75% until maturity in March 2050. The note requires $100 monthly payments beginning in May 2022 until maturity.

On January 11, 2022, the Company entered into a 10% note agreement with P&C Ventures, Inc. totaling $1,485,000, including an original issuance discount of $135,000. The note requires quarterly interest payments with the principal due at maturity on January 11, 2023. In connection with the note agreement, the Company issued P&C Ventures, Inc., 2,700,000 warrants exercisable at $0.25 per share (Note 5). The warrants were fully vested at issuance and expire on July 11, 2023. The warrants, valued at approximately $1,958,000, represented approximately 59% of the total consideration received and resulted in an additional discount on the note totaling $799,128 pursuant to ASC 470-20-30, “Debt”.

On January 11, 2023, the Company and P&C Ventures, Inc. agreed to amend the January 11, 2022, note payable. The Company accounted for the amendment as an extinguishment of existing debt and issuance of new debt pursuant to ASC 470-50-40. As part of the agreement, $78,929 in accrued and unpaid interest was added to the principal balance, bringing the total principal balance of the note payable to $1,563,929. Additionally, the interest rate and maturity date were amended to 14% and October 11, 2023, respectively. In connection with the amendment, the Company issued P&C Ventures, Inc. 3,127,858 warrants to purchase shares of common stock exercisable at $0.85 per share. The warrants, which were immediately vested, were valued at $3,309,045 and recorded as a derivative liability pursuant to the Company’s contract ordering policy (Note 1). As a result of the derivative liability from the warrants, and pursuant to ASC 815-15-30, the Company recorded a debt discount totaling $1,563,929, which was limited to the net proceeds from the note, with the remaining $1,745,116 recognized as financing costs on the accompanying consolidated statements of operations.

On July 10, 2023, the Company and P&C Ventures, Inc. agreed to extend the maturity of the note payable, which had an outstanding principal balance of $1,563,929, from October 11, 2023 to December 11, 2023. The Company accounted for the amendment as an extinguishment of existing debt and issuance of new debt pursuant to ASC 470-50-40. In connection with the amendment, the Company agreed to extend the exercise date of 2,700,000 warrants to purchase shares of common stock exercisable at $0.25 per share from July 11, 2023 to December 11, 2023. The extension of the warrants, which were revalued at $1,825,800, resulted in a discount on the note totaling $842,375 pursuant to ASC 470-20-30.

On December 8, 2023, the Company and P&C Ventures, Inc. agreed to extend the maturity of the note payable, which had an outstanding principal balance of $1,563,929, from December 11, 2023 to July 8, 2024. The Company accounted for the amendment as an extinguishment of existing debt and issuance of new debt pursuant to ASC 470-50-40. In connection with the amendment, the Company agreed to extend the exercise date of 2,700,000 warrants to purchase shares of common stock exercisable at $0.25 per share from December 11, 2023 to January 15, 2027. The extension of the warrants, which were revalued at $3,762,987, resulted in a discount on the note totaling $1,104,775 pursuant to ASC 470-20-30.

From July 29, 2022 to September 29, 2022, the Company entered into eight 10% note agreements totaling $580,000. The notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance. In connection with the note agreements, the Company issued a total of 580,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from January 29, 2024 to September 29, 2024. The warrants, valued at approximately $842,000, represented approximately 59% of the total consideration received and resulted in an additional discount on the notes totaling $343,250 pursuant to ASC 470-20-30. Included in the note agreements is a note with the wife of the Company’s CEO, as further detailed in Note 7.

On November 7, 2022 and December 21, 2022, the Company entered into two 7% note agreements totaling $440,000, including $400,000 in cash proceeds and $40,000 original issuance discount. Additionally, $15,400 in guaranteed interest was added to the principal balance at issuance. The notes, which have identical terms, each require ten monthly payments of $23,540 beginning 90 days from the issuance date with the final payment due at maturity twelve months from issuance. The note agreements contained a default provision meeting the definition of a derivative liability which had valuations totaling $355,860 at issuance. In connection with the note agreements, the Company issued a total of 300,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from November 7, 2024 to December 21, 2024. At issuance, the warrants, valued at $343,909, were recorded as derivative liabilities pursuant to the Company’s contract ordering policy. In total, the derivative liabilities associated with the two notes totaled $699,769 at issuance and resulted in additional debt discounts totaling $400,000, which were limited to the net proceeds from the notes, with the remaining $299,769 recognized as financing costs. Further, the Company issued a total of 23,706 shares of common stock with a total value of $30,256 for financing costs and a total of 160,000 shares of common stock for returnable commitment shares.

From November 9, 2022 to November 15, 2022, the Company entered into two 10% note agreements totaling $125,000. The notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance. In connection with the note agreements, the Company issued a total of 125,000 warrants exercisable at $1.00 per share (Note 5). The warrants were fully vested at issuance and expire from January 29, 2024 to November 15, 2024. At issuance, the warrants, valued at $163,091, were recorded as derivative liabilities pursuant to the Company’s contract ordering policy and resulted in additional debt discounts totaling $125,000, which were limited to the net proceeds from the notes, with the remaining $38,091 recognized as financing costs. Included in the note agreements is a $25,000 note with the Company’s largest shareholder, as further detailed in Note 7.

The following table presents a summary of the Company’s notes payable at December 31, 2023:

			Balances - At Issuance		Balances - 12/31/2023
Origination	Maturity	Interest	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	1,648
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	7,876
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	2,630
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	5,091
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	3,661
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	3,658
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	4,382
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	9,974
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	6,372
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	25,486
12/8/2023	7/8/2024	14%	1,563,929	1,563,929	1,563,929	988,778
					$2,289,329	$1,059,556

The following table presents a summary of the Company’s notes payable at December 31, 2022:

			Balances - At Issuance		Balances - 12/31/2022
Origination	Maturity	Interest Rate	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
1/11/2022	1/11/2023	10%	1,350,000	934,128	1,485,000	38,922
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	21,424
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	66,185
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	22,133
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	35,643
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	23,274
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	23,274
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	24,422
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	49,866
11/7/2022	11/7/2023	7%	200,000	220,000	235,400	192,499
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	22,917
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	91,667
12/21/2022	12/21/2023	7%	200,000	220,000	235,400	210,833
			$2,475,400	$1,842,378	$2,681,200	$823,059

Line of Credit

On October 3, 2014, Loyal entered into a $30,000 line of credit agreement with a former member of Loyal. The line of credit has no maturity with interest at 8.00%. As of December 31, 2023 and 2022, the outstanding principal and accrued interest totaled $33,021 and $42,130, respectively.

Convertible Notes Payable

From January 24, 2023 to June 6, 2023, the Company entered into fourteen 14% convertible note payable agreements with proceeds totaling $2,564,950. The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuances and are convertible at $3.20 per share of common stock. The conversion features were valued at $461,238 and recorded as a derivative liability pursuant to the Company’s contract ordering policy (Note 1). In connection with the convertible notes, the Company issued a total of 5,129,900 warrants to purchase shares of common stock exercisable at $0.85 per share. The warrants, which were immediately vested, were valued at $4,510,387 and recorded as a derivative liability pursuant to the Company’s contract ordering policy. As a result of the derivative liabilities from the conversion features and warrants, and pursuant to ASC 815-15-30, the Company recorded debt discounts totaling $2,564,950, which were limited to the net proceeds from the convertible notes, with the remaining $2,406,675 recognized as financing costs on the accompanying consolidated statements of operations.

Included in the fourteen convertible notes payable is a 14% convertible note payable agreement with proceeds totaling $100,000 with the Company’s CEO issued on January 24, 2023. The convertible note requires quarterly interest payments with the principal due at maturity eighteen months from issuance and is convertible at $3.20 per share of common stock. The conversion feature was valued at $22,569 and recorded as a derivative liability pursuant to the Company’s contract ordering policy (Note 1). In connection with the convertible note, the Company issued 200,000 warrants to purchase shares of common stock exercisable at $0.85 per share. The warrants, which were immediately vested, were valued at $209,180 and recorded as a derivative liability pursuant to the Company’s contract ordering policy. As a result of the derivative liabilities from the conversion features and warrants, and pursuant to ASC 815-15-30, the Company recorded a debt discount totaling $100,000, which were limited to the net proceeds from the convertible notes, with the remaining $131,749 recognized as financing costs on the accompanying consolidated statements of operations.

From June 30, 2023 to December 18, 2023, the Company entered into fifteen 14% convertible note payable agreements with proceeds totaling $2,160,000. The convertible notes, which have identical terms, require quarterly interest payments with the principal due at maturity eighteen months from issuance and are convertible at $3.20 per share of common stock. In connection with the note agreements, the Company issued a total of 4,320,000 warrants exercisable at $0.85 per share which expire two years from issuance. The warrants, which were immediately vested, were valued at $4,308,264 and resulted in additional discount on the notes totaling $1,396,427 pursuant to ASC 470-20-30.

The following table presents a summary of the Company’s convertible notes payable at December 31, 2023:

				Balances - At Issuance		Balances - 12/31/2023
Origination	Maturity	Interest	Conversion Rate	Principal	Discount	Principal	Discount
1/24/2023	7/24/2024	14%	$3.20/Share	$100,000	$100,000	$100,000	$37,884
1/25/2023	7/25/2024	14%	$3.20/Share	74,975	74,975	74,975	28,660
1/30/2023	7/30/2024	14%	$3.20/Share	100,000	100,000	100,000	38,884
2/17/2023	8/17/2024	14%	$3.20/Share	1,000,000	1,000,000	1,000,000	416,663
3/7/2023	9/7/2024	14%	$3.20/Share	100,000	100,000	100,000	45,996
3/14/2023	9/10/2024	14%	$3.20/Share	250,000	250,000	250,000	117,999
3/27/2023	9/27/2024	14%	$3.20/Share	100,000	100,000	100,000	49,496
3/30/2023	9/30/2024	14%	$3.20/Share	79,975	79,975	79,975	39,987
4/6/2023	10/6/2024	14%	$3.20/Share	50,000	50,000	50,000	24,998
4/7/2023	10/7/2024	14%	$3.20/Share	400,000	400,000	400,000	200,002
5/5/2023	11/5/2024	14%	$3.20/Share	200,000	200,000	200,000	111,112
5/9/2023	11/9/2024	14%	$3.20/Share	50,000	50,000	50,000	29,054
5/12/2023	11/12/2024	14%	$3.20/Share	50,000	50,000	50,000	29,054
6/6/2023	12/6/2024	14%	$3.20/Share	10,000	10,000	10,000	6,108
6/30/2023	12/30/2024	14%	$3.20/Share	50,000	28,334	50,000	18,893
7/7/2023	1/7/2025	14%	$3.20/Share	25,000	14,775	25,000	9,853
7/21/2023	1/21/2025	14%	$3.20/Share	35,000	20,103	35,000	13,969
7/26/2023	1/26/2025	14%	$3.20/Share	100,000	56,527	100,000	40,326
8/10/2023	2/10/2025	14%	$3.20/Share	500,000	268,545	500,000	198,867
8/24/2023	2/24/2023	14%	$3.20/Share	100,000	60,313	100,000	46,360
8/31/2023	2/28/2025	14%	$3.20/Share	100,000	60,010	100,000	46,674
10/10/2023	4/10/2025	14%	$3.20/Share	375,000	246,871	375,000	214,871
11/3/2023	5/3/2025	14%	$3.20/Share	150,000	115,950	150,000	103,808
11/7/2023	5/7/2025	14%	$3.20/Share	50,000	38,237	50,000	35,613
11/7/2023	5/7/2025	14%	$3.20/Share	50,000	38,237	50,000	35,613
11/28/2023	5/28/2025	14%	$3.20/Share	50,000	36,925	50,000	34,674
12/4/2023	6/4/2025	14%	$3.20/Share	25,000	18,295	25,000	17,407
12/6/2023	6/8/2025	14%	$3.20/Share	500,000	358,064	500,000	342,064
12/18/2023	6/18/2025	14%	$3.20/Share	50,000	35,241	50,000	34,594
						$4,724,950	$2,369,483

Future Maturities

The table below summarizes future maturities of the Company’s debt as of December 31, 2023:

December 31,	Amount
2024	$4,913,879
2025	2,110,000
2026	-
2027	-
2028	-
Thereafter	20,400
7,044,279
Less - Discounts	(3,429,039)
$3,615,240